FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2021
FINANCIAL EXPENSES, NET
FINANCIAL EXPENSES, NET

NOTE 11:-FINANCIAL EXPENSES, NET

	Year ended December 31,
	2019	2020	2021
Financial expenses:

Foreign currency transaction loss, net	$79	$—	$412
Remeasurement of warrants	994	203	13,257
Others	11	14	16

Total financial expenses	1,084	217	13,685

Financial income:

Foreign currency transaction profit, net	—	101	—
Interest from deposits	776	613	211
Others	—	23	—

Total financial income	776	737	211
Financial expenses (income), net	$308	$(520)	$13,474